SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Inventories, Property and Equipment, net (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Inventories
Inventories write downs	$ 2,654,993	¥ 18,254,406	¥ 0	¥ 0
Machinery and equipment | Minimum
Estimated useful lives
Property, plant and equipment, useful life	3 years	3 years
Machinery and equipment | Maximum
Estimated useful lives
Property, plant and equipment, useful life	10 years	10 years
Furniture
Estimated useful lives
Property, plant and equipment, useful life	3 years	3 years
Leasehold improvements
Estimated useful lives
Property, plant and equipment, useful life	3 years	3 years
Office and electronic equipment | Minimum
Estimated useful lives
Property, plant and equipment, useful life	2 years	2 years
Office and electronic equipment | Maximum
Estimated useful lives
Property, plant and equipment, useful life	5 years	5 years
Motor vehicles
Estimated useful lives
Property, plant and equipment, useful life	4 years	4 years